Note 15 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
15.	Derivative Financial Instruments

Interest rate swaps

On October 12, 2021, the Company entered into one interest rate swap contract with Eurobank for a notional amount of $10.0 million, with inception date on November 1, 2021 and maturity date on November 1, 2025. Under the terms of the swap, Eurobank made a quarterly payment to the Company equal to the 3-month LIBOR while the Company paid a fixed rate of 1.09% based on the relevant notional amount. The Company terminated this contract on June 26, 2023, before its maturity date, due to the significant increase in the interest rates, realizing a gain at the date of the termination of $846,000.

On June 16, 2022, the Company entered into one interest rate swap contract with Piraeus for a notional amount of $20.0 million, with inception date on January 3, 2023 and maturity date on January 3, 2028. Under the terms of the swap, Piraeus makes a quarterly payment to the Company equal to the daily SOFR index while the Company pays a fixed rate of 3.41% based on the relevant notional amount.

The interest rate swap contracts did not qualify for hedge accounting as of December 31, 2022 and 2023.

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2022	December 31, 2023
Interest rate swap contracts	Current assets – Derivatives	1,142,682	-
Interest rate swap contracts	Long - term assets – Derivatives	2,669,244	-
Total derivative assets		3,811,926	-
Interest rate swap contracts	Current liabilities – Derivatives	-	56,042
Interest rate swap contracts	Long-term liabilities – Derivatives	-	168,138
Total derivative liabilities		-	224,180

Derivatives not designated as hedging instruments	Location of gain / (loss) recognized	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
Interest rate swap contracts– Unrealized gain / (loss)	(Loss) / gain on derivatives, net	153,835	4,223,839	(4,036,107)
Interest rate swap contracts- Realized (loss) / gain	(Loss) / gain on derivatives, net	(180,976)	131,818	4,214,235
Total net (loss) / gain on interest rate swap contracts		(27,141)	4,355,657	178,128